UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Information Technology - 20.6%
Communications Equipment - 4.5%
Juniper Networks, Inc. (a)	1,270	$38,545
QUALCOMM, Inc.	1,025	46,248

		84,793

Computers & Peripherals - 4.5%
Apple, Inc. (a)	202	57,318
NetApp, Inc. (a)	560	27,882

		85,200

Electronic Equipment, Instruments & Components - 1.2%
Dolby Laboratories, Inc.-Class A (a)	405	23,008

Internet Software & Services - 2.1%
Equinix, Inc. (a)	200	20,470
Google, Inc.-Class A (a)	38	19,980

		40,450

Software - 8.3%
Intuit, Inc. (a)	960	42,057
Red Hat, Inc. (a)	1,115	45,715
Salesforce.com, Inc. (a)	355	39,689
VMware, Inc.-Class A (a)	355	30,154

		157,615

		391,066

Energy - 15.9%
Energy Equipment & Services - 6.8%
Nabors Industries Ltd. (a)	2,560	46,234
National Oilwell Varco, Inc.	900	40,023
Schlumberger Ltd.	690	42,511

		128,768

Oil, Gas & Consumable Fuels - 9.1%
Cameco Corp.	1,185	32,860
Denbury Resources, Inc. (a)	3,340	53,072
EOG Resources, Inc.	210	19,524
Noble Energy, Inc.	330	24,780
Occidental Petroleum Corp.	530	41,499

		171,735

		300,503

Materials - 13.8%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	280	23,190
Monsanto Co.	885	42,418

		65,608

Metals & Mining - 7.5%
Allegheny Technologies, Inc.	885	41,108
Barrick Gold Corp.	1,025	47,447
Freeport-McMoRan Copper & Gold, Inc.	620	52,942

		141,497

Paper & Forest Products - 2.8%
Weyerhaeuser Co.	3,406	53,678

		260,783

Consumer Discretionary - 12.8%
Auto Components - 2.3%
Johnson Controls, Inc.	1,405	42,853

Hotels, Restaurants & Leisure - 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	605	31,793

Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)	380	59,683
NetFlix, Inc. (a)	172	27,891

		87,574

Media - 4.2%
Interpublic Group of Cos., Inc. (The) (a)	3,440	34,503
Walt Disney Co. (The)	1,375	45,526

		80,029

		242,249

Industrials - 12.4%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc.-Class B	290	19,340

Construction & Engineering - 2.6%
Shaw Group, Inc. (The) (a)	1,475	49,501

Electrical Equipment - 1.7%
Babcock & Wilcox Co. (a)	1,512	32,176

Machinery - 5.2%
Cummins, Inc.	415	37,591
Danaher Corp.	560	22,741
Deere & Co.	555	38,728

		99,060

Professional Services - 1.9%
Manpower, Inc.	670	34,974

		235,051

Financials - 9.8%
Capital Markets - 6.7%
Bank of New York Mellon Corp. (The)	1,345	35,145
Credit Suisse Group AG (Sponsored ADR)	785	33,409
Goldman Sachs Group, Inc. (The)	215	31,085
State Street Corp.	750	28,245

		127,884

Diversified Financial Services - 3.1%
CME Group, Inc.-Class A	151	39,328
IntercontinentalExchange, Inc. (a)	180	18,850

		58,178

		186,062

Health Care - 9.4%
Health Care Providers & Services - 2.4%
Medco Health Solutions, Inc. (a)	870	45,292

Life Sciences Tools & Services - 5.6%
Illumina, Inc. (a)	950	46,740
QIAGEN NV (a)	1,180	20,933
Thermo Fisher Scientific, Inc. (a)	810	38,783

		106,456

Pharmaceuticals - 1.4%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	495	26,111

		177,859

Utilities - 3.0%
Independent Power Producers & Energy Traders - 1.5%
Calpine Corp. (a)	2,220	27,639

Multi-Utilities - 1.5%
Sempra Energy	545	29,321

		56,960

Consumer Staples - 0.4%
Household Products - 0.4%
Procter & Gamble Co. (The)	128	7,676

Total Common Stocks (cost $1,735,249)		1,858,209

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.18% (b) (cost $7,894)	7,894	7,894

Total Investments - 98.5% (cost $1,743,143) (c)		1,866,103
Other assets less liabilities - 1.5%		29,016

Net Assets - 100.0%		$1,895,119

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $193,376 and gross unrealized depreciation of investments was $(70,416), resulting in net unrealized appreciation of $122,960.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,858,209	$—	$—	$1,858,209
Short-Term Investments	7,894	—	—	7,894

Total Investments in Securities	1,866,103	—	—	1,866,103
Other Financial Instruments*	—	—	—	—

Total	$1,866,103	$—	$—	$1,866,103

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2010